Analysis Of Changes In Financing Activities During The Year (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of changes in financing during the year [Line Items]
Payment of lease liabilities	$ (2,143,061)	$ (2,728,820)	$ (3,041,461)
Debt securities [member]
Analysis of changes in financing during the year [Line Items]
Opening balance	6,671,212	12,112,342
New borrowings	1,760,228	6,697,708
Debt payments	(747,514)	(2,166,016)
Interests and adjustments accrued	5,147,328	4,865,626
Interests paid	0	(161,949)
Inflation effect on debt securities issued and lease liabilities	(6,370,273)	(11,947,679)
Closing balance	$ 4,317,920	$ 6,671,212	$ 12,112,342